EARNINGS PER SHARE (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Number of warrants and options outstanding	18,698,304	17,688,897
Net profit/(loss) for the period attributable to ordinary equity holders from continuing operations	£ (185,107)	£ 30,765	£ 1,442
Weighted average number of ordinary shares in issue	473,930,000	397,513,000	303,436,000
Basic loss per share for continuing operations (pence)	£ (0.391)	£ 0.077	£ 0.005
Diluted number of ordinary shares in issue	473,930,000	415,201,000	344,638,000
Diluted loss per share for continuing operations (pence)	£ (0.391)	£ 0.074	£ 0.004